Description of Business			9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jul. 01, 2021	Sep. 30, 2021	Dec. 31, 2020
Description of Business

Note 1 — Organization

Vacasa, Inc. (the “Company”) was formed as a Delaware corporation on July 1, 2021. The Company is a wholly owned subsidiary of Vacasa Holdings LLC (“Parent”). The Company was formed for purpose of completing the transactions contemplated by the definitive business combination agreement, dated July 28, 2021 (the “Transaction Agreement”), by and among TPG Pace Solutions Corporation, Vacasa Holdings LLC, the Company and the other parties thereto. Following the consummation of the transactions contemplated by the Transaction Agreement, the Company will be the sole managing member of Vacasa Holdings LLC and will operate and control all of the business and affairs of Vacasa Holdings LLC and, through Vacasa Holdings LLC and its subsidiaries, continue to conduct the business now conducted by Vacasa Holdings LLC and its subsidiaries. However, the consummation of the transactions contemplated by the Transaction Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

The Company has not commenced operations, nor has the Company entered into any contracts.

Note 1 — Organization

Vacasa, Inc. (the “Company”) was formed as a Delaware corporation on July 1, 2021. The Company is a wholly owned subsidiary of Vacasa Holdings LLC (“Parent”). The Company was formed for purpose of completing the transactions contemplated by the definitive business combination agreement, dated July 28, 2021 (the “Transaction Agreement”), by and among TPG Pace Solutions Corporation, Vacasa Holdings LLC, the Company and the other parties thereto. Following the consummation of the transactions contemplated by the Transaction Agreement, the Company will be the sole managing member of Vacasa Holdings LLC and will operate and control all of the business and affairs of Vacasa Holdings LLC and, through Vacasa Holdings LLC and its subsidiaries, continue to conduct the business now conducted by these subsidiaries. However, the consummation of the transactions contemplated by the Transaction Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

The Company has not commenced operations, nor has the Company entered into any contracts.

Vacasa Holdings LLC
Description of Business

Note 1  —  Description of Business

Vacasa Holdings LLC and its Subsidiaries (the "Company") operate a vertically-integrated vacation rental platform. Homeowners utilize the Company’s technology and services to realize income from their rental assets. Guests from around the world utilize the Company’s technology and services to search and book Vacasa-listed properties in destinations throughout North and Central America. The Company collects nightly rent on behalf of homeowners and earns the majority of its revenue from commissions on rent and from additional reservation-related fees paid by guests when a vacation rental is booked directly through the Company’s website or app or through its distribution partners. The Company is headquartered in Portland, Oregon.

Members’ liability is limited pursuant to the Delaware Limited Liability Company Act.

Note 1 — Description of Business

Vacasa Holdings LLC and its Subsidiaries (the “Company”) operate a vertically-integrated vacation rental platform. Homeowners utilize the Company’s technology and services to realize income from their rental assets. Guests from around the world utilize the Company’s technology and services to search and book Vacasa-listed properties in destinations throughout North and Central America. The Company collects nightly rent on behalf of homeowners and earns the majority of its revenue from commissions on rent and from additional reservation-related fees paid by guests when a vacation rental is booked directly through the Company’s website or app or through its distribution partners. The Company is headquartered in Portland, Oregon.

Members’ liability is limited pursuant to the Delaware Limited Liability Company Act.